Significant events after the reporting period (Details) € in Millions, $ in Millions, ₱ in Billions			1 Months Ended
	Feb. 23, 2024 EUR (€)	Feb. 23, 2024 USD ($)	Nov. 30, 2023 USD ($)	Feb. 23, 2024 USD ($)	Feb. 20, 2024 USD ($)	Feb. 20, 2024 PHP (₱)	Feb. 14, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | €								€ 11,396	€ 11,907
Major business combination | Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 420	₱ 23.5
Percentage of principal loan amount repayable in full upon maturity					90.00%	90.00%
Credit facility							$ 500
Joint ventures | Coca-Cola Europacific Partners Plc
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation			60.00%
Joint ventures | Aboitiz Equity Ventures Inc. (AEV)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation			40.00%
Joint ventures | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	€ 1,550			$ 1,680
Consideration paid	€ 930	$ 1,000
Joint ventures | Major business combination | Coca-Cola Europacific Partners Plc
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation	6000.00%	6000.00%
Joint ventures | Major business combination | Aboitiz Equity Ventures Inc. (AEV)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation	4000.00%	4000.00%
Coca-Cola Beverages Philippines, Inc. (CBBPI) | Joint ventures
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid			$ 1,800